DEFINED CONTRIBUTION PLAN (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Defined Benefit Plan, Service Cost	$ 59,508	$ 158,852	$ 155,766